INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2022
Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	15.82
Hydroelectric generation [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	7.06
Wind power generation [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	8.81
Gas [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Distribution [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.91
System Cable - Below 69 KV One [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67
Computer software [member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
System Cable Below 69 K V Two [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57
Vehicle [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	14.29
Structure Posts [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.57
General Equipment [member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.25
Overhead Distribution Transformer [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00
Buildings [member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Circuit Breaker Up To 69 K V [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.03
Capacitor Bank Up To 69 K V [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	6.67
Voltage Regulator [Member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.35
Tubing [member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	3.33
Buildings works and improvements [member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	4.00
Vehicles 1 [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
Improvements In Leased Properties [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00
Data Processing Equipment [member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	20.00
Machinery And Equipments [Member] | Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	5.00 to 20.00
Furniture [Member] | Administration [member]
IfrsStatementLineItems [Line Items]
Annual average amortization rate	10.00